Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended												12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2011 sqft	Dec. 31, 2013 sqft	Dec. 31, 2012 sqft	Dec. 31, 2011	Feb. 28, 2011 Former Corporate Headquarters Raleigh, North Carolina sqft	Dec. 31, 2013 Raleigh, North Carolina	Feb. 28, 2011 Raleigh, North Carolina sqft	Feb. 28, 2011 Morrisville, NC	Dec. 31, 2013 Non-Cancelable Operating Leases	Sep. 30, 2009 Lupin Ltd.	Dec. 31, 2013 Lupin Ltd.	Mar. 31, 2011 Lupin Ltd. Amended and Restated Development, Commercialization and License Agreement	Mar. 31, 2011 Lupin Ltd. Amended and Restated Development, Commercialization and License Agreement Maximum	Mar. 31, 2008 Dr. Falk Pharma GmbH	Dec. 31, 2013 Dr. Falk Pharma GmbH	Dec. 31, 2013 Dr. Falk Pharma GmbH Budesonide Rectal Foam	Dec. 31, 2013 Dr. Falk Pharma GmbH Budesonide Gastro-Resistant Capsule	Feb. 28, 2011 Progenics Pharmaceuticals, Inc.	Feb. 28, 2011 Progenics Pharmaceuticals, Inc. Development Milestone Maximum	Feb. 28, 2011 Progenics Pharmaceuticals, Inc. Commercialization Milestone Maximum	Dec. 31, 2011 Q-Med Right	Dec. 31, 2011 Q-Med Commercialization Milestone	Aug. 31, 2012 Alfa Wassermann EIR	Aug. 31, 2012 Alfa Wassermann EIR Receipt of Marketing Authorization	Aug. 31, 2012 Alfa Wassermann EIR Maximum Net Sales of Rifaximin Products	Dec. 31, 2008 Napo Pharmaceuticals, Inc.	Dec. 31, 2008 Napo Pharmaceuticals, Inc. Sales Thresholds Maximum	Dec. 31, 2008 Napo Pharmaceuticals, Inc. Napo Contingent on Regulatory Approvals Maximum	Dec. 31, 2008 Napo Pharmaceuticals, Inc. HIV-Associated Diarrhea	Dec. 31, 2013 Napo Pharmaceuticals, Inc. HIV-Associated Diarrhea	Dec. 31, 2013 Norgine B.V.	Dec. 31, 2005 Norgine B.V.	Oct. 31, 2010 Photocure	Dec. 31, 2012 Photocure	Oct. 31, 2010 Photocure Sales Thresholds Maximum	Oct. 31, 2010 Photocure Photocure Contingent on Development and Regulatory Milestones Maximum
Long-term Purchase Commitment [Line Items]
Purchase order commitments for inventory purchases		$ 217.4
Purchase order commitments for inventory purchases, years of binding		5 years
Payments for purchase related to manufacturing agreements		188.4	146.3	101.0
Square feet of leased property					26,000		127,000
Sub leased property of corporate headquarters	12,000	45,000	5,000
Lease expiration date								Oct. 31, 2011
Expiration date of extended lease property						2018
Lease expiration year						2023			2023
Rent expense		3.7	3.1	2.3
License fee payments											10.0				1.0			60.0					10.0			5.0			12.0		27.0		4.0
Milestone payments										5.0		10.0	53.0	23.0					90.0	200.0		45.0		25.0	200.0		250.0	50.0							50.0	72.0
Patent expiration dates																2015	2016
License agreement expiry date											Sep. 30, 2019
Development costs																														12.0
Maximum milestone payments																																37.0
Milestone payments potential reimbursement receivable																																	3.0
Milestone payments																																		$ 4.5
Number of license agreements acquired																					2